                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07853

                         Kalmar Pooled Investment Trust
               (Exact name of registrant as specified in charter)

                                Barley Mill House
                                3701 Kennett Pike
                              Wilmington, DE 19807
               (Address of principal executive offices) (Zip code)

                         Ford B. Draper, Jr., President
                                Barley Mill House
                                3701 Kennett Pike
                              Wilmington, DE 19807
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-463-6670

                      Date of fiscal year end: December 31

                    Date of reporting period: March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

KALMAR
POOLED
INVESTMENT
TRUST

                                                         SCHEDULE OF INVESTMENTS
"GROWTH-WITH-VALUE"                                               MARCH 31, 2010
SMALL CAP FUND                                                       (UNAUDITED)

                                                                        VALUE
                                                         SHARES       (NOTE 1)
                                                      -----------   ------------
COMMON STOCK -- 97.7%
COMMERCIAL SERVICES -- 14.4%
   ADVERTISING/MARKETING SERVICES -- 1.2%
   Acxiom Corp. *                                         178,440   $  3,201,214
                                                                    ------------
   COMMERCIAL PRINTING/FORMS -- 0.3%
   InnerWorkings, Inc. *                                  168,860        878,072
                                                                    ------------
   ENGINEERING/CONSTRUCTION -- 2.0%
   Chicago Bridge & Iron Co. N.V. *                       231,520      5,385,155
                                                                    ------------
   ENVIRONMENTAL SERVICES-- 1.3%
   Clean Harbors, Inc. *                                   63,915      3,551,117
                                                                    ------------
   FOOD DISTRIBUTORS -- 1.9%
   United Natural Foods, Inc. *                           177,370      4,989,418
                                                                    ------------
   MEDICAL DISTRIBUTORS -- 2.4%
   PSS World Medical, Inc. *                              277,690      6,528,492
                                                                    ------------
   MISCELLANEOUS COMMERCIAL SERVICES -- 2.8%
   Concur Technologies, Inc. *                             66,300      2,718,963
   Constant Contact, Inc. *                               121,480      2,820,766
   Global Traffic Network, Inc. *                         131,535        707,658
   Ultimate Software Group, Inc. *                         41,790      1,376,981
                                                                    ------------
                                                                       7,624,368
                                                                    ------------
   WHOLESALE DISTRIBUTOR -- 2.5%
   Beacon Roofing Supply, Inc. *                           52,240        999,351
   MSC Industrial Direct Co., Inc. (A Shares)             113,285      5,745,815
                                                                    ------------
                                                                       6,745,166
                                                                    ------------
   TOTAL COMMERCIAL SERVICES                                          38,903,002
                                                                    ------------
CONSUMER DURABLES -- 1.3%
   AUTOMOTIVE AFTERMARKET -- 1.3%
   LKQ Corp. *                                            171,125      3,473,838
                                                                    ------------
   TOTAL CONSUMER DURABLES                                             3,473,838
                                                                    ------------

           SEE ACCOMPANYING NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

KALMAR
POOLED
INVESTMENT
TRUST

                                            SCHEDULE OF INVESTMENTS -- CONTINUED
"GROWTH-WITH-VALUE"                                               MARCH 31, 2010
SMALL CAP FUND                                                       (UNAUDITED)

                                                                        VALUE
                                                         SHARES       (NOTE 1)
                                                      -----------   ------------
CONSUMER NON-DURABLES -- 1.1%
   FOOD: SPECIALTY/CANDY -- 0.5%
   Lance, Inc.                                             61,065   $  1,412,433
                                                                    ------------
   HOUSEHOLD/PERSONAL CARE -- 0.6%
   Elizabeth Arden, Inc. *                                 93,445      1,682,010
                                                                    ------------
   TOTAL CONSUMER NON-DURABLES                                         3,094,443
                                                                    ------------
CONSUMER SERVICES -- 9.4%
   MOVIES/ENTERTAINMENT -- 0.6%
   Imax Corp. *                                            88,670      1,595,173
                                                                    ------------
   OTHER CONSUMER SERVICES -- 5.7%
   American Public Education, Inc. *                       55,700      2,595,620
   DeVry, Inc.                                            118,555      7,729,786
   Life Time Fitness, Inc. *                              174,460      4,902,326
                                                                    ------------
                                                                      15,227,732
                                                                    ------------
   RESTAURANTS -- 3.1%
   BJ's Restaurants, Inc. *                               152,905      3,562,686
   Ruby Tuesday, Inc. *                                   456,990      4,830,384
                                                                    ------------
                                                                       8,393,070
                                                                    ------------
   TOTAL CONSUMER SERVICES                                            25,215,975
                                                                    ------------
ELECTRONIC TECHNOLOGY -- 10.2%
   COMPUTER COMMUNICATIONS -- 0.6%
   Ixia *                                                 166,670      1,545,031
                                                                    ------------
   ELECTRONIC COMPONENTS -- 1.5%
   Rogers Corp. *                                         139,790      4,055,308
                                                                    ------------
   ELECTRONIC PRODUCTION EQUIPMENT -- 3.3%
   ATMI, Inc. *                                           174,060      3,361,099
   FEI Co. *                                              125,820      2,882,536
   Teradyne, Inc. *                                       244,950      2,736,092
                                                                    ------------
                                                                       8,979,727
                                                                    ------------

           SEE ACCOMPANYING NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

KALMAR
POOLED
INVESTMENT
TRUST

                                            SCHEDULE OF INVESTMENTS -- CONTINUED
"GROWTH-WITH-VALUE"                                               MARCH 31, 2010
SMALL CAP FUND                                                       (UNAUDITED)

                                                                        VALUE
                                                         SHARES       (NOTE 1)
                                                      -----------   ------------
ELECTRONIC TECHNOLOGY -- (CONTINUED)
   SEMICONDUCTORS -- 3.9%
   Atmel Corp. *                                          731,990   $  3,681,910
   Diodes, Inc. *                                          71,075      1,592,080
   Microsemi Corp. *                                      163,610      2,836,997
   Monolithic Power Systems, Inc. *                       103,950      2,318,085
                                                                    ------------
                                                                      10,429,072
                                                                    ------------
   TELECOMMUNICATIONS EQUIPMENT -- 0.9%
   Polycom, Inc. *                                         78,985      2,415,361
                                                                    ------------
   TOTAL ELECTRONIC TECHNOLOGY                                        27,424,499
                                                                    ------------
ENERGY -- 6.7%
   CONTRACT DRILLING -- 1.1%
   Atwood Oceanics, Inc. *                                 83,520      2,892,298
                                                                    ------------
   OIL & GAS PRODUCTION -- 4.4%
   Brigham Exploration Co. *                              161,150      2,570,343
   Niko Resources, Ltd. (Canadian)                         40,010      4,267,497
   Rex Energy Corp. *                                     173,115      1,971,780
   Ultra Petroleum Corp. *                                 67,325      3,139,365
                                                                    ------------
                                                                      11,948,985
                                                                    ------------
   OILFIELD SERVICES/EQUIPMENT -- 1.2%
   Core Laboratories N.V                                   25,635      3,353,058
                                                                    ------------
   TOTAL ENERGY                                                       18,194,341
                                                                    ------------
FINANCE -- 2.6%
   FINANCE/RENTAL/LEASING -- 0.7%
   Mobile Mini, Inc. *                                    124,280      1,925,097
                                                                    ------------
   INVESTMENT BANKS/BROKERS -- 0.9%
   Evercore Partners, Inc. (A Shares)                      81,680      2,450,400
                                                                    ------------
   REGIONAL BANKS -- 1.0%
   Prosperity Bancshares, Inc.                             61,890      2,537,490
                                                                    ------------
   TOTAL FINANCE                                                       6,912,987
                                                                    ------------

           SEE ACCOMPANYING NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

KALMAR
POOLED
INVESTMENT
TRUST

                                            SCHEDULE OF INVESTMENTS -- CONTINUED
"GROWTH-WITH-VALUE"                                               MARCH 31, 2010
SMALL CAP FUND                                                       (UNAUDITED)

                                                                        VALUE
                                                         SHARES       (NOTE 1)
                                                      -----------   ------------
HEALTHCARE -- 15.3%
   BIOTECHNOLOGY -- 3.5%
   Luminex Corp. *                                        210,580   $  3,544,061
   Martek Biosciences Corp. *                             174,790      3,934,523
   Meridian Bioscience, Inc.                              102,285      2,083,545
                                                                    ------------
                                                                       9,562,129
                                                                    ------------
   MEDICAL SPECIALTIES -- 7.6%
   Cooper Companies, Inc. (The)                           245,210      9,533,765
   ResMed, Inc. *                                          86,370      5,497,451
   SonoSite, Inc. *                                        92,870      2,982,056
   Volcano Corp. *                                         95,990      2,319,118
                                                                    ------------
                                                                      20,332,390
                                                                    ------------
   MEDICAL/NURSING SERVICES -- 1.0%
   VCA Antech, Inc. *                                      93,660      2,625,290
                                                                    ------------
   SERVICES TO THE HEALTH INDUSTRY -- 3.2%
   Healthcare Services Group, Inc.                        153,670      3,440,671
   MedAssets, Inc. *                                      166,430      3,495,030
   Phase Forward, Inc. *                                  134,200      1,753,994
                                                                    ------------
                                                                       8,689,695
                                                                    ------------
   TOTAL HEALTHCARE                                                   41,209,504
                                                                    ------------
MATERIALS & PROCESSING -- 4.9%
   CHEMICALS: SPECIALTY -- 3.1%
   Albemarle Corp.                                        194,010      8,270,646
                                                                    ------------
   INDUSTRIAL SPECIALTIES -- 0.9%
   Polypore International, Inc. *                         145,180      2,534,843
                                                                    ------------
   PRECIOUS METALS -- 0.9%
   San Gold Corp. *                                       734,395      2,283,969
                                                                    ------------
   TOTAL MATERIALS & PROCESSING                                       13,089,458
                                                                    ------------
PRODUCER MANUFACTURING -- 5.9%
   AUTO PARTS: OEM -- 1.1%
   Gentex Corp.                                           156,283      3,035,016
                                                                    ------------

           SEE ACCOMPANYING NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

KALMAR
POOLED
INVESTMENT
TRUST

                                            SCHEDULE OF INVESTMENTS -- CONTINUED
"GROWTH-WITH-VALUE"                                               MARCH 31, 2010
SMALL CAP FUND                                                       (UNAUDITED)

                                                                        VALUE
                                                         SHARES       (NOTE 1)
                                                      -----------   ------------
PRODUCER MANUFACTURING -- (CONTINUED)
   ELECTRICAL PRODUCTS -- 3.4%
   Belden, Inc.                                           142,260   $  3,906,460
   EnerSys, Inc. *                                        209,830      5,174,408
                                                                    ------------
                                                                       9,080,868
                                                                    ------------
   INDUSTRIAL MACHINERY -- 1.4%
   Kennametal, Inc.                                       138,060      3,882,247
                                                                    ------------
   TOTAL PRODUCER MANUFACTURING                                       15,998,131
                                                                    ------------
RETAIL TRADE -- 6.2%
   APPAREL/FOOTWEAR RETAIL -- 1.8%
   DSW, Inc. (A Shares) *                                 190,560      4,864,997
                                                                    ------------
   SPECIALTY STORES -- 4.4%
   GameStop Corp. (A Shares) *                            114,100      2,499,931
   Tractor Supply Co.                                      94,555      5,488,918
   Ulta Salon Cosmetics & Fragrance, Inc. *               169,500      3,834,090
                                                                    ------------
                                                                      11,822,939
                                                                    ------------
   TOTAL RETAIL TRADE                                                 16,687,936
                                                                    ------------
TECHNOLOGY SERVICES -- 16.1%
   DATA PROCESSING SERVICES -- 6.3%
   Alliance Data Systems Corp. *                           67,580      4,324,444
   CyberSource Corp. *                                    405,930      7,160,605
   Euronet Worldwide, Inc. *                              127,800      2,355,354
   NeuStar, Inc. ( A Shares) *                            118,260      2,980,152
                                                                    ------------
                                                                      16,820,555
                                                                    ------------
   INFORMATION TECHNOLOGY SERVICES -- 4.8%
   Micros Systems, Inc. *                                  88,215      2,900,509
   NetScout Systems, Inc. *                               107,380      1,588,150
   NICE-Systems, Ltd., Sponsored ADR,*                    131,900      4,187,825
   Sapient Corp.                                          297,330      2,717,596
   Syntel, Inc.                                            42,900      1,650,363
                                                                    ------------
                                                                      13,044,443
                                                                    ------------

           SEE ACCOMPANYING NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

KALMAR
POOLED
INVESTMENT
TRUST

                                            SCHEDULE OF INVESTMENTS -- CONTINUED
"GROWTH-WITH-VALUE"                                               MARCH 31, 2010
SMALL CAP FUND                                                       (UNAUDITED)

                                                                        VALUE
                                                         SHARES       (NOTE 1)
                                                      -----------   ------------
TECHNOLOGY SERVICES -- (CONTINUED)
   INTERNET SOFTWARE/SERVICES --2.0%
   NIC, Inc.                                              235,767   $  1,855,486
   RightNow Technologies, Inc. *                          194,145      3,467,430
                                                                    ------------
                                                                       5,322,916
                                                                    ------------
   PACKAGED SOFTWARE -- 3.0%
   Ariba, Inc. *                                          267,180      3,433,263
   Rovi Corp. *                                           126,347      4,691,264
                                                                    ------------
                                                                       8,124,527
                                                                    ------------
   TOTAL TECHNOLOGY SERVICES                                          43,312,441
                                                                    ------------
TRANSPORTATION -- 3.0%
   AIR FREIGHT/COURIERS -- 3.0%
   Atlas Air Worldwide Holdings, Inc. *                    86,690      4,598,905
   UTi Worldwide, Inc.                                    219,870      3,368,408
                                                                    ------------
   TOTAL TRANSPORTATION                                                7,967,313
                                                                    ------------
UTILITIES -- 0.6%
   GAS DISTRIBUTORS -- 0.6%
   Clean Energy Fuels Corp. *                              69,075      1,573,528
                                                                    ------------
   TOTAL UTILITIES                                                     1,573,528
                                                                    ------------
   TOTAL COMMON STOCK (COST $197,171,271)                            263,057,396
                                                                    ------------

           SEE ACCOMPANYING NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

KALMAR
POOLED
INVESTMENT
TRUST

                                            SCHEDULE OF INVESTMENTS -- CONTINUED
"GROWTH-WITH-VALUE"                                               MARCH 31, 2010
SMALL CAP FUND                                                       (UNAUDITED)

                                                                        VALUE
                                                         SHARES       (NOTE 1)
                                                      -----------   ------------
MONEY MARKET SECURITIES -- 2.4%
MONEY MARKET FUNDS -- 2.4%
   BlackRock Liquidity Funds TempCash Portfolio         3,192,224   $  3,192,224
   BlackRock Liquidity Funds TempFund Portfolio         3,192,225      3,192,225
                                                                    ------------
   TOTAL MONEY MARKET SECURITIES (COST $6,384,449)                     6,384,449
                                                                    ------------
   TOTAL INVESTMENTS (COST $203,555,720)** --               100.1%   269,441,845
   LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1)%                      (289,942)
                                                                    ------------
   NET ASSETS -- 100.0%                                             $269,151,903
                                                                    ============

*    Non-income producing security

ADR -- American Depositary Receipt

** The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                  $203,555,720
                                ------------
Gross unrealized appreciation   $ 76,629,515
Gross unrealized depreciation    (10,743,390)
                                ------------
Net unrealized appreciation     $ 65,886,125
                                ============

           SEE ACCOMPANYING NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

KALMAR
POOLED
INVESTMENT
TRUST

                          NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (UNAUDITED)
"GROWTH-WITH-VALUE"
SMALL CAP FUND

1. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Fund.

SECURITY VALUATION. The Fund's securities, except short-term investments with remaining maturities of 60 days or less, are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Lacking any sales, the security is valued at the mean between the closing asked and bid price. Money market and short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value. All other securities are valued at fair value as determined in good faith under the direction of the Board of Trustees.

FAIR VALUE MEASUREMENTS. The inputs and valuations techniques used to measure fair value of the Funds' investments are summarized into three levels as described in the hierarchy below:

-    Level 1 -- quoted prices in active markets for identical securities

-    Level 2 -- prices determined using other significant observable inputs
                (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

-    Level 3 -- prices determined using significant unobservable inputs
                (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2010 in valuing the Fund's assets carried at fair value:

                                                         LEVEL 2
                             TOTAL                     SIGNIFICANT      LEVEL 3
                           VALUE AT        LEVEL 1        OTHER       SIGNIFICANT
                           MARCH 31,       QUOTED       OBSERVABLE   UNOBSERVABLE
                             2010          PRICES         INPUTS        INPUTS
                         ------------   ------------   -----------   ------------
Common Stocks*           $263,057,396   $263,057,396       $--            $--
Short-Term Investments      6,384,449      6,384,449        --             --
                         ------------   ------------       ---            ---
Total                    $269,441,845   $269,441,845       $--            $--
                         ============   ============       ===            ===

* Please refer to the Schedule of Investments for industry and security type breakouts.

For the period ended March 31, 2010, the Fund held no securities which measured their fair value using level 3 inputs.

For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Kalmar Pooled Investment Trust


By (Signature and Title)* /s/ Ford B. Draper, Jr.
                          --------------------------------------------
                          Ford B. Draper, Jr., Chief Executive Officer
                          (principal executive officer)

Date May 13, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Ford B. Draper, Jr.
                          --------------------------------------------
                          Ford B. Draper, Jr., Chief Executive Officer
                          (principal executive officer)

Date May 13, 2010


By (Signature and Title)* /s/ Verna E. Knowles
                          --------------------------------------------
                          Verna E. Knowles, Chief Financial Officer
                          (principal financial officer)

Date May 13, 2010

* Print the name and title of each signing officer under his or her signature.